LONG-TERM LOAN: (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 29, 2021	Mar. 29, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 28, 2021
Debt Instrument [Line Items]
Borrowing capacity		$ 50,000
Revolving credit facility
Debt Instrument [Line Items]
Face amount of debt	$ 350,000
Outstanding borrowings			$ 0
Minimum | Revolving credit facility
Debt Instrument [Line Items]
Spread on variable interest rate	0.20%
Maximum | Revolving credit facility
Debt Instrument [Line Items]
Spread on variable interest rate	0.30%
LIBOR | Minimum
Debt Instrument [Line Items]
Spread on variable interest rate		2.50%
LIBOR | Maximum
Debt Instrument [Line Items]
Spread on variable interest rate		3.25%
Term Loan
Debt Instrument [Line Items]
Face amount of debt		$ 100,000
Interest and financial expenses			$ 1,958	$ 3,334	$ 5,146
Term Loan | Revolving credit facility
Debt Instrument [Line Items]
Outstanding borrowings				$ 0		$ 82,500
Unamortized original issue discount and debt issuance costs						$ 596